Financial Statement Balances and Amounts of VIEs and Their Subsidiaries were Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Their Subsidiaries Within Group (Detail)
¥ in Millions, $ in Millions
		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents		$ 1,704			¥ 9,960	¥ 11,084	$ 1,675	¥ 10,898	¥ 13,853
Short-term investments		13,738				89,381		71,196
Accounts receivable, net		703				4,571		4,109
Total current assets		23,235				151,169		99,760
Fixed assets, net		1,917				12,475		11,294
Intangible assets, net		840				5,467		3,872
Long-term investments, net		8,651				56,283		45,690
Total non-current assets		15,454				100,559		82,237
Total		38,689				251,728		181,997
Accounts payable and accrued liabilities		4,229				27,523		21,630
Customer advances and deposits		1,043				6,785		6,032
Total current liabilities		12,611				82,057		46,102
Non-current		6,040				39,299		38,152
Total liabilities		18,651				121,356		84,254
Total revenues		13,034	¥ 84,809	¥ 70,549	66,382
Net loss		2,810	18,288	11,596	32,432
Net cash provided by operating activities		5,054	32,880	22,258	19,771
Net cash used in investing activities		(11,825)	(76,935)	(35,911)	(31,621)
Net cash provided by financing activities		6,848	44,557	14,447	7,778
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents		622				4,045		3,087
Short-term investments		315				2,052		6,661
Accounts receivable, net		464				3,021		3,851
Others		812				5,280		3,247
Total current assets		2,213				14,398		16,846
Fixed assets, net		437				2,845		1,438
Intangible assets, net		323				2,104		1,739
Long-term investments, net		1,631				10,614		4,616
Others		997				6,488		2,094
Total non-current assets		3,388				22,051		9,887
Total		5,601				36,449		26,733
Total current liabilities		2,886				18,775		20,915
Non-current		792				5,151		1,107
Total revenues		4,489	29,208	24,603	20,668
Net loss		(96)	(626)	(464)	(4,398)
Net cash provided by operating activities		569	3,698	2,737	3,563
Net cash used in investing activities		(880)	(5,725)	(9,471)	(7,025)
Net cash provided by financing activities		459	¥ 2,985	¥ 5,098	¥ 5,935
Variable Interest Entity, Primary Beneficiary | Third-party Liabilities
Variable Interest Entity [Line Items]
Accounts payable and accrued liabilities		2,163				14,073		12,695
Customer advances and deposits		352				2,288		1,654
Others		371				2,414		6,566
Total current liabilities		2,886				18,775		20,915
Non-current		792				5,151		1,107
Total liabilities		3,678				23,926		22,022
Variable Interest Entity, Primary Beneficiary | Inter-company Liabilities
Variable Interest Entity [Line Items]
Inter-company payable to subsidiaries for technology consulting and service fees	[1]	435				2,828		2,096
Others	[1]	708				4,605		2,729
Total liabilities	[1]	$ 1,143				¥ 7,433		¥ 4,825

[1]	Inter-company liabilities represent payable balances of each VIE due to its Primary Beneficiary. Amounts payable to other non-VIE subsidiaries within the Group were included in third party liabilities.